Securitisations and Covered Bonds - Summary of Outstanding Balances of Assets Securitised and Notes in Issue (Non-Recourse Finance) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Gross assets securitised	£ 16,740	£ 20,330
Holmes Master Issuer plc - 2010/1 [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	12 November 2010
Gross assets securitised		318
2017 Notes in issue		383
Holmes Master Issuer Plc - 2011/3 [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	21 September 2011
Gross assets securitised	£ 534	512
2017 Notes in issue	£ 561	618
Holmes Master Issuer Plc - 2012/1 [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	24 January 2012
Gross assets securitised		98
2017 Notes in issue		118
Holmes Master Issuer Plc - 2012/2 [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	17 April 2012
Gross assets securitised		585
2017 Notes in issue		706
Holmes Master Issuer Plc - 2012/3 [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	7 June 2012
Gross assets securitised		426
2017 Notes in issue		514
Holmes Master Issuer Plc - 2013/1 [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	30 May 2013
Gross assets securitised		28
Issued to PSA Finance UK Limited as collateral		34
Holmes Master Issuer Plc - 2016/1 [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	26 May 2016
Gross assets securitised	£ 694	1,017
2017 Notes in issue	340	644
Issued to PSA Finance UK Limited as collateral	£ 389	584
Holmes Master Issuer plc - 2017/1 [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	16 October 2017
Gross assets securitised	£ 474
2017 Notes in issue	499
Holmes Trustees Ltd [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Gross assets securitised	2,597	2,576
Holmes [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Gross assets securitised	4,299	5,560
2017 Notes in issue	1,400	2,983
Issued to PSA Finance UK Limited as collateral	389	618
Less: Held by the Santander UK group	0	0
Total securitisations (See Note 25)	£ 1,400	2,983
Fosse Master Issuer Plc - 2010/1 [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	12 March 2010
Gross assets securitised		446
2017 Notes in issue		535
Fosse Master Issuer Plc - 2011/2 [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	6 December 2011
Gross assets securitised	£ 176	204
2017 Notes in issue	191	211
Issued to PSA Finance UK Limited as collateral	£ 34	34
Fosse Master Issuer Plc - 2012/1 [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	22 May 2012
Gross assets securitised		700
2017 Notes in issue		738
Issued to PSA Finance UK Limited as collateral		105
Fosse Master Issuer Plc - 2014/1 [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	19 June 2014
Gross assets securitised		366
2017 Notes in issue		441
Fosse Master Issuer Plc - 2015/1 [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	24 March 2015
Gross assets securitised	£ 333	559
2017 Notes in issue	425	673
Fosse Master Trust Ltd [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Gross assets securitised	5,223	4,907
Fosse [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Gross assets securitised	5,732	7,182
2017 Notes in issue	616	2,598
Issued to PSA Finance UK Limited as collateral	34	139
Less: Held by the Santander UK group	0	0
Total securitisations (See Note 25)	£ 616	2,598
Langton Securities (2010-1) Plc [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	1 October 2010
Gross assets securitised	£ 986	987
Issued to PSA Finance UK Limited as collateral	£ 984	984
Langton Securities (2008-1) Plc [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	23 March 2011
Gross assets securitised	£ 1,373	1,376
Issued to PSA Finance UK Limited as collateral	1,371	1,372
Langton Master Trust Ltd [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Gross assets securitised	1,534	2,848
Langton [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Gross assets securitised	3,893	5,211
Issued to PSA Finance UK Limited as collateral	2,355	2,356
Motor [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Gross assets securitised	1,318	1,117
2017 Notes in issue	852	650
Issued to PSA Finance UK Limited as collateral	514	572
Less: Held by the Santander UK group	0	0
Total securitisations (See Note 25)	£ 852	650
Motor 2014-1 Plc [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	16 April 2014
Gross assets securitised		125
Issued to PSA Finance UK Limited as collateral		136
Motor 2015-1 Plc [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	2 March 2015
Gross assets securitised	£ 164	436
2017 Notes in issue	38	352
Issued to PSA Finance UK Limited as collateral	£ 136	136
Motor 2016-1 Plc [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	15 December 2016
Gross assets securitised	£ 578	556
2017 Notes in issue	300	298
Issued to PSA Finance UK Limited as collateral	£ 300	300
Motor 2017-1 Plc [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	20 September 2017
Gross assets securitised	£ 576
2017 Notes in issue	514
Issued to PSA Finance UK Limited as collateral	78
Auto ABS UK Loans [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Gross assets securitised	1,498	1,260
2017 Notes in issue	1,240	1,275
Issued to PSA Finance UK Limited as collateral	306	113
Less: Held by the Santander UK group	0	0
Total securitisations (See Note 25)	£ 1,240	1,275
Auto ABS UK Loans Plc [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	30 April 2017
Gross assets securitised	£ 1,111	1,260
2017 Notes in issue	925	1,275
Issued to PSA Finance UK Limited as collateral	£ 221	£ 113
Auto ABS UK loans 2017 Plc [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Closing date of securitisation	15 November 2017
Gross assets securitised	£ 387
2017 Notes in issue	315
Issued to PSA Finance UK Limited as collateral	£ 85